Statements of Operations - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Income Statement [Abstract]
Sales	$ 110,252	$ 249,125	$ 470,256
Cost of Sales	69,359	162,322	303,762
Gross profit	40,893	86,803	166,494
Operating expenses
Professional fees	6,015
Advertising and Marketing	4,276	188	1,651
Payroll and Related Expenses	76,226	105,243	214,593
Officer Compensation	14,000
General and administrative expenses	25,804	20,255	48,158
Sales Tax Expenses	13,665	11,056	23,656
Rent Expenses	48,081	71,805	152,019
Total operating expenses	188,067	208,547	440,077
Loss from operations	(147,174)	(121,744)	(273,583)
Net income (loss)	$ (147,174)	$ (121,744)	$ (273,583)
Basic weighted average common shares outstanding	14,529,334
Net loss per common share: basic and diluted	$ (0.01)